Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Other Non-current Assets

	As of December 31,
	2020	2021
	US$	US$
Online store and other deposits	1,526,755	1,080,521
Prepayments for equipment and software procurement	2,651	2,220
Total	1,529,406	1,082,741